Asset under construction - Commercial Plant	12 Months Ended
Jun. 30, 2022
Asset under construction - Commercial Plant.
Asset under construction - Commercial Plant

9. Asset under construction – Commercial Plant

The Company is developing a commercial plant for the extraction of battery-grade lithium from tail brine from a stand-alone facility located adjacent the LANXESS facility (Note 8) in southern Arkansas. As at June 30, 2022, the Company has capitalized $4,533,458 primarily being legal and consulting costs related to the design of the project. The commercial plant is under development and not available for use and therefore not subject to amortization as at June 30, 2022.